Investment Risks - Yorkville America Space Index ETF	Oct. 19, 2026
Space Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Space Industry Risk. The Underlying Index is designed to provide exposure to companies whose principal business activities are associated with the global space economy. There can be no assurance that commercial space exploration, satellite communications, launch services, earth observation technologies, space-based data services, or other space-related industries will develop or grow as anticipated. Companies included in the Underlying Index may fail to benefit from increased investment in the global space economy and may be adversely affected by changes in government funding, defense spending, commercial demand, technological developments, regulatory requirements, geopolitical events, supply chain disruptions, launch failures, or economic conditions. Because the commercial space industry is relatively new and rapidly evolving, companies operating in the industry may be subject to heightened business, operational, financial, and competitive risks that could adversely affect the value of the Fund's investments.

Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Companies involved in aerospace manufacturing, launch systems, and other industrial technologies supporting the space economy may also be affected by development delays, launch failures, certification requirements, supply chain disruptions, cost overruns, and changes in government or commercial demand.

Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The Fund's investments may be concentrated in or have significant exposure to companies in the information technology sector. Information technology companies face intense competition, rapid technological change, short product cycles, frequent product obsolescence, evolving industry standards, changing consumer preferences, and significant expenditures on research and development. Such companies may be affected by intellectual property disputes, cybersecurity incidents, data privacy concerns, supply chain disruptions, semiconductor shortages, dependence on key suppliers or customers, and government regulation. Information technology companies may also experience substantial price volatility, particularly companies with high market valuations or expectations for future growth. As a result, the Fund may be more volatile than a fund that invests across a broader range of sectors.

Aerospace And Defense Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Aerospace and Defense Industry Risk. Companies in the aerospace and defense industry may be significantly affected by government spending priorities, procurement policies, defense budgets, and the availability of government and commercial contracts. Many aerospace companies also derive substantial revenues from commercial aviation, satellite manufacturing, launch systems, spacecraft development, and other space-related activities. These companies may be adversely affected by launch failures, delays in product development, certification requirements, supply chain disruptions, cost overruns, product liability claims, changing government priorities, reductions in defense spending, or decreased commercial demand. Geopolitical developments, including military conflicts, terrorism, export restrictions, and changes in international relations, may create additional volatility. Environmental, safety, and regulatory requirements may also adversely affect the operations and profitability of aerospace and defense companies.

Satellite Communications And Space Infrastructure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Satellite Communications and Space Infrastructure Risk. The Fund may invest in companies involved in satellite communications, satellite manufacturing, earth observation technologies, navigation systems, space imaging, and other space-based infrastructure and data services. These companies may be adversely affected by technological obsolescence, satellite launch failures, orbital congestion, spectrum allocation issues, cybersecurity incidents, service interruptions, changing regulatory requirements, increasing competition, and substantial capital expenditure requirements. Satellite operators and service providers may also face risks associated with the limited operational lifespan of satellites, delays in deployment, damage from space debris or solar activity, and dependence on government or commercial customers. These factors may adversely affect the financial performance of these companies and the value of the Fund's investments.

Launch Services And Space Transportation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Launch Services and Space Transportation Risk. The Fund may invest in companies that develop, manufacture, or provide launch vehicles, propulsion systems, spacecraft, and other products and services supporting commercial and governmental access to space. These companies may be adversely affected by launch failures, mission delays, technical defects, cost overruns, supply chain disruptions, regulatory approvals, evolving safety standards, dependence on a limited number of customers or contracts, and substantial research and development expenditures. Launch providers may also face significant liability exposure, insurance costs, competitive pressures, and risks associated with rapidly changing technologies. These factors may adversely affect the value of the Fund's investments.

Patent Selection Risk Member
Prospectus [Line Items]
Risk [Text Block]
Patent Selection Risk. The Underlying Index may include companies based in part on their leadership in space-related patent activity. Patent ownership, patent concentration, or other measures of innovation may not accurately predict a company's future financial performance, competitive position, or ability to commercialize new technologies. Companies with significant patent portfolios may nevertheless experience declining revenues, technological obsolescence, increased competition, intellectual property disputes, or other business challenges. As a result, the Index methodology's reliance on patent-related criteria may cause the Fund to invest in companies that underperform the broader market or other companies participating in the global space economy.

Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The Fund invests in securities of foreign issuers. Investments in foreign securities involve risks that may be greater than those associated with investments in U.S. securities, including less publicly available information, different accounting, auditing, and financial reporting standards, political and economic instability, changes in foreign currency exchange rates, withholding and other taxes, less liquid markets, differing securities market structures, and differing legal systems. These and other factors may adversely affect the value of the Fund's investments.

Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. The Fund may invest in companies located in emerging market countries. Investments in emerging markets involve greater risks than investments in developed markets and may be subject to greater political, economic, legal, regulatory, and social uncertainties. Emerging market securities may be more volatile, less liquid, and more difficult to value than securities issued by companies in developed markets. Emerging market countries also may experience greater inflation, currency fluctuations, market disruptions, and government intervention than developed countries.

Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Because the Fund invests in foreign securities, changes in the value of foreign currencies relative to the U.S. dollar may adversely affect the value of the Fund's investments and returns. Currency exchange rates may fluctuate significantly over short periods of time due to changes in interest rates, inflation, government intervention, political developments, trade policies, or other economic factors. Even if the value of a foreign security increases in its local currency, the Fund's return may decline if the applicable foreign currency depreciates relative to the U.S. dollar.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. Because the Fund seeks to track the Underlying Index, the Adviser generally will not sell a security solely because the security's issuer is experiencing financial difficulty or because the Adviser believes the security is overvalued. Accordingly, the Fund may hold securities that are declining in value or underperforming the broader market.

Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Methodology Risk. The Fund seeks to track the Underlying Index, which is constructed using rules established by the Index Provider. There can be no assurance that the Index methodology will successfully identify companies expected to benefit from the continued growth and development of the global space economy or achieve its intended investment objective.

Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. A Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

New Adviser Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.